Financial Instruments - Fair Values and Risk Management - Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 85,675	€ 116,629
Total financial liabilities	197,882	211,179
Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	197,846	211,113
Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	36	66
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	36	66
Long-term borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	17,353	17,289
Lease liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	62,327	51,849
Bank Overdrafts and Short Term Borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	22,834	29,254
Trade Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	60,888	78,399
Other Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	31,719	34,322
Other non-current liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	2,725
Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	85,528	115,704
Financial assets measured at amortised cost, class [member] | Other Non Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	6,396	5,894
Financial assets measured at amortised cost, class [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	33,304	39,056
Financial assets measured at amortised cost, class [member] | Other Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	12,218	16,279
Financial assets measured at amortised cost, class [member] | Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	33,610	54,475
Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	147	925
Financial assets measured at fair value through profit or loss, category [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 147	€ 925